Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Current liabilities
Current portion of operating lease liabilities	$ 2,414	$ 2,632
Accounts Payable, Related Party [Extensible Enumeration]	Related Party	Related Party
Long-term liabilities
Non-current portion of operating lease liabilities	$ 6,918	$ 9,621
Equity
Share capital, shares issued (in shares)	201,190,621	201,190,621
Share capital, shares outstanding (in shares)	199,403,293	199,628,293
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05
Related Party
Current liabilities
Current portion of operating lease liabilities	$ 2,280	$ 2,147
Long-term liabilities
Non-current portion of operating lease liabilities	$ 6,918	$ 9,198